EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance	$ 19,258,358	$ 19,192,353
Exploration costs during the year:
Consulting	25,717	62,677
Lease payments	5,168	31,775
Taxes, licenses and permits	28,923	30,038
Mapping		332
Drilling	8,143
Royalties	22,664
Change in reclamation estimate		(58,817)
Proceeds from sale of mineral property	(19,149,125)
Ending balance	199,848	19,258,358
Robertson Property [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance	19,111,111	19,092,549
Exploration costs during the year:
Consulting	25,717	37,440
Lease payments	5,168	31,775
Taxes, licenses and permits	7,129	7,832
Mapping		332
Drilling
Royalties
Change in reclamation estimate		(58,817)
Proceeds from sale of mineral property	(19,149,125)
Ending balance		19,111,111
Ruf and Norma Sass Claims [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance	132,554	99,801
Exploration costs during the year:
Consulting		25,237
Lease payments
Taxes, licenses and permits	7,377	7,516
Mapping
Drilling
Royalties	22,664
Change in reclamation estimate
Ending balance	162,595	132,554
Eagle & JDN Claims [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance	14,692	2
Exploration costs during the year:
Consulting
Lease payments
Taxes, licenses and permits	14,417	14,690
Mapping
Drilling	8,143
Royalties
Change in reclamation estimate
Ending balance	37,252	14,692
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance	1	1
Exploration costs during the year:
Consulting
Lease payments
Taxes, licenses and permits
Mapping
Drilling
Royalties
Change in reclamation estimate
Ending balance		$ 1